Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Federal deposit insurance corporation	$ 250,000
Bad debt expense	$ 35,137	$ 0